STOCKHOLDERS' EQUITY (DEFICIENCY) (Schedule of Weighted-Average Assumptions Used to Value Employee Stock Options) (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk free interest rate	2.62%
Risk free interest rate, minimum		1.39%
Risk free interest rate, maximum		1.72%
Dividend yield	0.00%	0.00%
Expected volatility	46.30%
Volatility, minimum		48.00%
Volatility, maximum		52.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	6 years 3 months 18 days	6 years 3 months 18 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	10 years	10 years